SHARE-BASED COMPENSATION - Stock options activity (Details) - Outstanding weighted average stock options - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Outstanding at beginning of the period (in shares)	35,342,046	32,330,838	55,195,000	41,246,160
Granted (in shares)	2,175,300	6,700,665	4,247,500	25,224,000
Forfeited (in shares)	(5,186,508)	(9,794,727)	(11,454,468)	(2,822,511)
Exercised (in shares)		(3,482,103)	(6,772,504)	(8,452,649)
Modified (in shares)			(5,873,482)
Outstanding at end of the period (in shares)	32,330,838	25,754,673	35,342,046	55,195,000	41,246,160
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 1.81	$ 1.79	$ 1.85	$ 0.90
Granted (in dollars per share)	0.03	0.01	1.36	2.90
Forfeited (in dollars per share)	1.14	1.17	2.36	2.39
Exercised (in dollars per share)		0.08	0.03	0.20
Modified (in dollars per share)			2.82
Outstanding at end of the period (in dollars per share)	$ 1.79	$ 1.79	$ 1.81	$ 1.85	$ 0.90
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (in years)	6 years 9 months 21 days	6 years 2 months 4 days	8 years 3 months 29 days	7 years 8 months 26 days	7 years 6 months 10 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 25,530,990	$ 3,974,570	$ 31,391,170	$ 27,773,180	$ 147,427,660
Weighted average fair value
Outstanding at beginning of the period (in dollars per share)	$ 1.72	$ 1.58	$ 2.03	$ 1.10
Granted (in dollars per share)	0.49	0.39	0.02	3.32
Forfeited (in dollars per share)	2.09	2.13	2.65	2.32
Exercised (in dollars per share)		0.59	0.54	1.23
Modified (in dollars per share)			2.95
Outstanding at end of the period (in dollars per share)	$ 1.58	$ 1.20	$ 1.72	$ 2.03	$ 1.10